UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ardsley Advisory Partners
           --------------------------------------------------
Address:   262 Harbor Drive, 4th Floor
           --------------------------------------------------
           Stamford, CT 06902
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-04639
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin McCormack
           --------------------------------------------------
Title:     Partner, Chief Financial Officer
           --------------------------------------------------
Phone:     203-564-4230
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Kevin McCormack               Stamford, CT         2/13/00
       ------------------------   ---------------------------  ---------
             [Signature]                  [City, State]           [Date]



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  none






                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                               -------------

Form 13F Information Table Entry Total:        46
                                               -------------

Form 13F Information Table Value Total:        $953,885
                                               -------------
                                                (thousands)


List of Other Included Managers:  none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3  COLUMN 4    COLUMN 5       COLUMN
6  COLUMN 7    COLUMN 8
------------------- --------------- --------  -------- ---------------- --------
-- -------- ---------------
                                                 VALUE SHRS OR SH/PUT/
INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP  (x$1000) PRN AMT PRN CALL
DISCRETION MANAGERS SOLE SHARED NONE
------------------- ---------------- -------  -------- ------- --- ---- --------
-- -------- ---- ------ ---
ALKERMES INC          COM             01642T108   18,825     600,000(SH)
(SOLE)          600,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
ALLSCRIPTS INC        COM             019886100   19,295   2,065,000(SH)
(SOLE)        2,065,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
ANADARKO PETE
CORP                  COM             032511107   67,526     950,000(SH)
(SOLE)          950,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
ASPECT COMMUNICATIONS
CORP                  COM             04523Q102    4,144     515,000(SH)
(SOLE)          515,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
AT&T CORP
                      COM LIB GRP A   001957208   10,172     750,000(SH)
(SOLE)          750,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
AT HOME CORP          COM SER A       045919107    9,680   1,750,000(SH)
(SOLE)        1,750,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
BECTON DICKINSON
& CO                  COM             075887109   19,044     550,000(SH)
(SOLE)          550,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
BLACK & DECKER CORP   COM             091797100    3,925     100,000(SH)
(SOLE)          100,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
CAREMARK RX INC       COM             141705103  146,841  10,827,000(SH)
(SOLE)       10,827,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
COGNOS INC            COM             19244C109    8,183     435,000(SH)
(SOLE)          435,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
COMPUTER ASSOC INTL
INC                   COM             204912109   15,600     800,000(SH)
(SOLE)          800,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
DAVITA INC            COM             23918K103   80,488   4,700,000(SH)
(SOLE)        4,700,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
DIGEX INC DEL         CL A            253756100    8,044     357,500(SH)
(SOLE)          357,500(SOLE)
--------------------------------------------------------------------------------
---------------------------
EXPRESS SCRIPTS INC   CL A            302182100   19,428     190,000(SH)
(SOLE)          190,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
FINISAR CORP          COM             31787A101    7,395     255,000(SH)
(SOLE)          255,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
FIRST DATA CORP       COM             319963104   26,344     500,000(SH)
(SOLE)          500,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
FOREST OIL CORP       COM PAR $O.O1   346091705   17,854     485,000(SH)
(SOLE)          485,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
GENZYME CORP          COM GENL DIV    372917104    8,994     100,000(SH)
(SOLE)          100,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
GLOBAL TELESYSTEMS
INC                   COM             37936U104   16,250  20,000,000(SH)
(SOLE)       20,000,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
HOME DEPOT INC        COM             437076102   22,844     500,000(SH)
(SOLE)          500,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
ICN PHARMACEUTICALS
INC NEW               COM             448924100   19,333     630,000(SH)
(SOLE)          630,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
LIBERTY DIGITAL INC   CL A            530436104    3,164     625,000(SH)
(SOLE)          625,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
MERCATOR SOFTWARE INC COM             587587106      672     125,000(SH)
(SOLE)          125,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
MERCK & CO INC        COM             589331107   32,769     350,000(SH)
(SOLE)          350,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
METHANEX CORP         COM             59151K108   12,875   2,000,000(SH)
(SOLE)        2,000,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
MICROSOFT CORP        COM             594918104   47,850   1,100,000(SH)
(SOLE)        1,100,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
MORGAN STANLEY DEAN
WITTER & CO           COM NEW         617446448   15,058     190,000(SH)
(SOLE)          190,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
NOVA CORP GA          COM             669784100    3,190     160,000(SH)
(SOLE)          160,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
NTL INC               COM             629407107   10,772     450,000(SH)
(SOLE)          450,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
NTL INC               PUT             629407957   10,413     435,000(SH)  PUT
(SOLE)          435,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
OCEAN ENERGY INC TEX  COM             67481E106   21,719   1,250,000(SH)
(SOLE)        1,250,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
OUTBACK STEAKHOUSE
INC                   COM             689899102   22,660     880,000(SH)
(SOLE)          880,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
PEREGRINE SYSTEMS
INC                   COM             71366Q101   17,775     900,000(SH)
(SOLE)          900,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
PICTURETEL CORP       COM NEW         720035302    2,969   1,250,000(SH)
(SOLE)        1,250,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
QUEST SOFTWARE INC    COM             74834T103   16,838     600,000(SH)
(SOLE)          600,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
REDBACK NETWORKS INC  COM             757209101    7,790     190,000(SH)
(SOLE)          190,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
TALISMAN ENERGY INC   COM             87425E103   14,825     400,000(SH)
(SOLE)          400,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
TEKTRONIX INC         COM             879131100   16,844     500,000(SH)
(SOLE)          500,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
TELEPHONE &
DATA SYS INC          COM             879433100   14,850     165,000(SH)
(SOLE)          165,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
THERMO ELECTRON CORP  COM             883556102   37,188   1,250,000(SH)
(SOLE)        1,250,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
TJX COS INC NEW       COM             872540109   11,100     400,000(SH)
(SOLE)          400,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
TYCO INTL LTD NEW     COM             902124106   55,500   1,000,000(SH)
(SOLE)        1,000,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
UNITEDGLOBALCOM
                      PFD CV 1/20     913247102    4,075     200,000(SH)
(SOLE)          200,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
UNITEDGLOBALCOM
                      CLA             913247508      361      24,873(SH)
(SOLE)           24,873(SOLE)
--------------------------------------------------------------------------------
---------------------------
VIASYSTEMS GROUP INC  COM             92553H100    1,663     200,000(SH)
(SOLE)          200,000(SOLE)
--------------------------------------------------------------------------------
---------------------------
XILINX INC            COM             983919101   20,756     450,000(SH)
(SOLE)          450,000(SOLE)
--------------------------------------------------------------------------------
---------------------------






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727630.6